Acquisitions (Details Narrative) - Acquisition of Gault Seafood [Member] - USD ($)	Feb. 03, 2022	Feb. 03, 2022
Short-Term Debt [Line Items]
Cash		$ 359,250
Stock issued during period shares acquisitions		167
Stock issued during period value acquisitions	$ 359,250